Summary of Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2017
Summary of Quarterly Results of Operations (Unaudited)
Summary of quarterly results of operations

					Year
	Three Months Ended				Ended
Fiscal 2017	September 30	June 30	March 31	December 31	September 30
	(in thousands, except per share data)
Net sales	$349,115	$266,184	$248,040	$244,370	$1,107,709
Operating income (loss)	21,207	(6,872)	(6,084)	(5,623)	2,628
Net income (loss)	13,155	(21,957)	461	(2,868)	(11,209)
Net income (loss) per share, basic	0.49	(0.81)	0.02	(0.11)	(0.41)
Net income (loss) per share, diluted	0.49	(0.81)	0.02	(0.11)	(0.41)

					Year
	Three Months Ended				Ended
Fiscal 2016	September 30	June 30	March 31	December 31	September 30
	(in thousands, except per share data)
Net sales	$308,824	$275,062	$265,016	$221,699	$1,070,601
Operating income (loss)	7,060	7,322	(15,618)	(10,413)	(11,649)
Net income (loss)	(7,493)	4,498	10,144	(5,414)	1,735
Net income (loss) per share, basic	(0.29)	0.17	0.38	(0.20)	0.06
Net income (loss) per share, diluted	(0.29)	0.17	0.38	(0.20)	0.06